Taxes	12 Months Ended
Aug. 31, 2021
Taxes

30. Taxes

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	2021	2020	2019
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(1,400)	$(3,218)	$(6,114)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	-	(60)	(619)
Permanent differences and other items	(762)	541	(817)
Benefit of tax losses not recognized	2,162	2,737	7,550
Provision for income taxes	$-	$-	$-

The enacted tax rates in Canada of 26.50% (26.50% - 2020, 26.50% - 2019) and Tanzania of 30% (2020 - 30%, 2019 - 30%) where the Company operates are applied in the tax provision calculation.

The following table reflects the Company’s deferred income tax assets (liabilities):

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2021 and 2020 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2019	$(8,014)	$(217)	$(8,231)
Charged to the consolidated statement of comprehensive loss	(1,935)	(133)	(2,068)

At August 31, 2020	$(9,949)	$(350)	$(10,299)
Charged to the consolidated statement of comprehensive loss	(2,474)	350	(2,124)
At August 31, 2021	$(12,423)	$-	$(12,423)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2019	$8,014	$217	$8,231
Charged to the consolidated statement of comprehensive loss	1,935	133	2,068
At August 31, 2020	$9,949	$350	$10,299
Charged to the consolidated statement of comprehensive loss	2,474	(350)	2,124
At August 31, 2021	$12,423	$-	$12,423

Net deferred tax assets (liabilities)	$-	$-	$-

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	August 31, 2021	August 31, 2020

Non-capital losses	$87,242	$70,583
Property, plant and equipment	110	184
Capital losses	1	1
Financing costs	2,217	-
	$89,570	$70,768

At August 31, 2021, the Company has Tanzanian non-capital losses of $56,146 (2020 - $44,797), that have not been recognized and may be carried forward and applied against Tanzania taxable income of future years. The non-capital loss may be carried forward without limitation.

At August 31, 2021, the Company has non-capital losses of $31,096 (2020 - $30,368), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses have expiry dates as follows:

2026	$1,356
2027	1,100
2028	1,198
2029	1,559
2030	1,131
2031	1,885
2032	1,978
2033	1,864
2034	1,740
2035	1,572
2036	1,625
2037	2,272
2038	2,960
2039	2,309
2040	5,819
2041	728
Non Capital Losses	$31,096

At August 31, 2021, $nil (2020 - $nil) was recognized as a deferred tax liability for taxes that would be payable as the Company’s subsidiaries have a deficit.